Major Group Investments - Direct and Indirect - Schedule of Major Group Investments In Subsidiaries (Details) R in Millions, $ in Millions		12 Months Ended
	Dec. 06, 2025	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 ZAR (R)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)
Disclosure of subsidiaries [line items]
Accumulated non-controlling interest | $		$ 239.8		$ 165.5
Dividends paid to non-controlling interests | $		54.1		27.6	$ 13.5
Newshelf 899 (Pty) Ltd
Disclosure of subsidiaries [line items]
Percentage of economic interest held by non controlling interest holders	6.90%
Abosso Goldfields Ltd
Disclosure of subsidiaries [line items]
Accumulated non-controlling interest | $		6.0		14.8
Dividends paid to non-controlling interests | $		$ 11.5		$ 8.4
Abosso Goldfields Ltd | Class A Shares
Disclosure of subsidiaries [line items]
Shares held (in shares)		49,734,000		49,734,000
Group beneficial interest		90.00%	90.00%	90.00%
Abosso Goldfields Ltd | Class B Shares
Disclosure of subsidiaries [line items]
Shares held (in shares)		4,266,000		4,266,000
Group beneficial interest		90.00%	90.00%	90.00%
Agnew Gold Mining Company Pty Ltd
Disclosure of subsidiaries [line items]
Shares held (in shares)		54,924,757		54,924,757
Group beneficial interest		100.00%	100.00%	100.00%
GFI Joint Venture Holdings (Pty) Ltd
Disclosure of subsidiaries [line items]
Shares held (in shares)		311,668,564		311,668,564
Group beneficial interest		100.00%	100.00%	100.00%
GFL Mining Services Ltd
Disclosure of subsidiaries [line items]
Shares held (in shares)		235,676,387		235,676,387
Group beneficial interest		100.00%	100.00%	100.00%
Gold Fields Ghana Ltd
Disclosure of subsidiaries [line items]
Shares held (in shares)		900		900
Group beneficial interest		90.00%	90.00%	90.00%
Accumulated non-controlling interest | $		$ 118.7		$ 113.9
Dividends paid to non-controlling interests | $		$ 41.0		$ 18.0
Gold Fields Group Services (Pty) Ltd
Disclosure of subsidiaries [line items]
Shares held (in shares)		1		1
Group beneficial interest		100.00%	100.00%	100.00%
Gold Fields Holdings Company Ltd
Disclosure of subsidiaries [line items]
Shares held (in shares)		4,330		4,330
Group beneficial interest		100.00%	100.00%	100.00%
Gold Fields La Cima S.A.
Disclosure of subsidiaries [line items]
Shares held (in shares)		1,426,050,205		1,426,050,205
Group beneficial interest		99.50%	99.50%	99.50%
Accumulated non-controlling interest | $		$ 2.1		$ 1.5
Dividends paid to non-controlling interests | $		$ 0.5		$ 0.0
Gold Fields Operations Ltd
Disclosure of subsidiaries [line items]
Shares held (in shares)		156,279,947		156,279,947
Group beneficial interest		100.00%	100.00%	100.00%
Gold Fields Operations Ltd | Class A Shares
Disclosure of subsidiaries [line items]
Shares held (in shares)		90,000,000
Gold Fields Orogen Holding (BVI) Ltd
Disclosure of subsidiaries [line items]
Shares held (in shares)		2,334		2,334
Group beneficial interest		100.00%	100.00%	100.00%
Gruyere Mining Company Pty Ltd
Disclosure of subsidiaries [line items]
Shares held (in shares)		1		1
Group beneficial interest		100.00%	100.00%	100.00%
GSM Mining Company Pty Ltd
Disclosure of subsidiaries [line items]
Shares held (in shares)		1		1
Group beneficial interest		100.00%	100.00%	100.00%
Minera Gold Fields Salares Norte SpA
Disclosure of subsidiaries [line items]
Shares held (in shares)		338,276,530		338,276,530
Group beneficial interest		100.00%	100.00%	100.00%
Newshelf 899 (Pty) Ltd
Disclosure of subsidiaries [line items]
Accumulated non-controlling interest | $		$ 112.9		$ 32.8
Newshelf 899 (Pty) Ltd | Class A Shares
Disclosure of subsidiaries [line items]
Shares held (in shares)		90,000,000		90,000,000
Group beneficial interest		100.00%	100.00%	100.00%
Newshelf ownership (in percent)		90.00%	90.00%
Newshelf 899 (Pty) Ltd | Class B Shares
Disclosure of subsidiaries [line items]
Shares held (in shares)		0		0
Group beneficial interest		0.00%	0.00%	0.00%
BEE partners' stake (in percent)		10.00%	10.00%
Preferential dividend going to cease period (in years)		20 years	20 years
Suspension lifted period to participate in the profits phase In basis term (in years)		20 years	20 years
Newshelf 899 (Pty) Ltd | Class B Shares | Not later than 10 years
Disclosure of subsidiaries [line items]
Cumulative preferential dividend | R			R 20.0
Phase-in participation term (in years)		10 years	10 years
Suspension lifted period to participate in the profits phase In basis term (in years)		10 years	10 years
Newshelf 899 (Pty) Ltd | Class B Shares | Later than 10 years and not later than 15 years
Disclosure of subsidiaries [line items]
Cumulative preferential dividend | R			R 13.3
Phase-in participation term (in years)		5 years	5 years
Suspension lifted period to participate in the profits phase In basis term (in years)		15 years	15 years
Newshelf 899 (Pty) Ltd | Class B Shares | Later than 15 years and not later than twenty years
Disclosure of subsidiaries [line items]
Cumulative preferential dividend | R			R 6.7
Phase-in participation term (in years)		5 years	5 years
Suspension lifted period to participate in the profits phase In basis term (in years)		20 years	20 years
St Ives Gold Mining Company Pty Ltd
Disclosure of subsidiaries [line items]
Shares held (in shares)		281,051,329		281,051,329
Group beneficial interest		100.00%	100.00%	100.00%
Windfall Mining Group Inc.
Disclosure of subsidiaries [line items]
Shares held (in shares)		1,637,292,255		1,317,173,539
Group beneficial interest		100.00%	100.00%	100.00%
South Deep BEE
Disclosure of subsidiaries [line items]
Preferential dividend going to cease period (in years)		20 years	20 years
South Deep BEE | Class B Shares
Disclosure of subsidiaries [line items]
Shares held (in shares)		10,000,000
Ownership retention term (in years)		30 years	30 years